Note 19 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Non-capital losses	$ 5,183	$ 3,232
Deferred tax assets	5,183	3,232
Exploration and evaluation assets	(6,114)	(5,444)
Investment in Juanicipio	(10,767)	(6,123)
Financing costs	(6)	(26)
Unrealized capital gain on foreign exchange	(1,832)	(137)
Deferred tax liabilities	(18,719)	(11,730)
Net deferred income tax liability	$ (13,536)	$ (8,498)	$ (2,921)